Bank Debt, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Total	$ 469,568	$ 508,295
Curent portion	17,121	35,185
Long-term portion	452,447	473,110
Maxeikosi | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	16,668
Commencement	Aug. 01, 2012
Maturity	Aug. 01, 2014
Maxeikosi | Current loan agreement
Debt Instrument [Line Items]
Total	9,100	0
Commencement	Dec. 01, 2014
Maturity	Dec. 01, 2019
Maxpente | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	30,838
Commencement	Dec. 01, 2013
Maturity	Jul. 01, 2014
Maxpente | Current loan agreement
Debt Instrument [Line Items]
Total	20,000	0
Commencement	Dec. 01, 2014
Maturity	Dec. 01, 2019
Maxdodeka | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	0
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Eniaprohi | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	24,000
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Eniadefhi | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	33,750
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Avstes | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	22,700
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Marindou | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	28,400
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Pelea | Terminated loan agreement
Debt Instrument [Line Items]
Total	0	32,298
Commencement	Dec. 01, 2012
Maturity	Nov. 01, 2014
Vassone | Current loan agreement
Debt Instrument [Line Items]
Total	2,437	0
Commencement	Jan. 01, 2014
Maturity	Jan. 01, 2017
Marathassa | Current loan agreement
Debt Instrument [Line Items]
Total	8,415	10,208
Commencement	Dec. 01, 2013
Maturity	Feb. 01, 2017
Marinouki | Current loan agreement
Debt Instrument [Line Items]
Total	19,035	20,963
Commencement	Dec. 01, 2013
Maturity	Mar. 01, 2018
Glovertwo | Current loan agreement
Debt Instrument [Line Items]
Total	13,666	16,000
Commencement	Oct. 01, 2013
Maturity	Dec. 01, 2018
Petra | Current loan agreement
Debt Instrument [Line Items]
Total	20,571	22,220
Commencement	Jan. 01, 2007
Maturity	Jan. 01, 2019
Pemer | Current loan agreement
Debt Instrument [Line Items]
Total	20,568	22,218
Commencement	Mar. 01, 2007
Maturity	Mar. 01, 2019
Eptaprohi | Current loan agreement
Debt Instrument [Line Items]
Total	0	0
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2019
Shikokupente | Current loan agreement
Debt Instrument [Line Items]
Total	13,500	0
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2019
Maxtessera | Current loan agreement
Debt Instrument [Line Items]
Total	0	0
Commencement	Jul. 01, 2014
Maturity	Jun. 01, 2019
Maxeikosiena | Current loan agreement
Debt Instrument [Line Items]
Total	0	0
Commencement	Oct. 01, 2012
Maturity	Oct. 01, 2019
Soffive | Current loan agreement
Debt Instrument [Line Items]
Total	25,200	27,840
Commencement	Dec. 01, 2013
Maturity	Nov. 01, 2019
Kerasies | Current loan agreement
Debt Instrument [Line Items]
Total	22,396	24,744
Commencement	Dec. 01, 2013
Maturity	Dec. 01, 2019
Maxdekatria | Current loan agreement
Debt Instrument [Line Items]
Total	18,400	20,400
Commencement	Mar. 01, 2012
Maturity	Mar. 01, 2020
Gloverthree | Current loan agreement
Debt Instrument [Line Items]
Total	10,900	0
Commencement	Dec. 01, 2014
Maturity	Dec. 01, 2019
Shikokutessera | Current loan agreement
Debt Instrument [Line Items]
Total	10,900	0
Commencement	Dec. 01, 2014
Maturity	Dec. 01, 2019
Safe Bulkers | Current loan agreement
Debt Instrument [Line Items]
Total	118,527	0
Commencement	Nov. 01, 2014
Maturity	Sep. 01, 2020
Maxdeka | Current loan agreement
Debt Instrument [Line Items]
Total	27,270	30,678
Commencement	Aug. 01, 2011
Maturity	Dec. 01, 2022
Staloudi | Current loan agreement
Debt Instrument [Line Items]
Total	18,520	24,520
Commencement	Jul. 01, 2008
Maturity	Jul. 01, 2023
Shikoku | Current loan agreement
Debt Instrument [Line Items]
Total	33,600	37,333
Commencement	Oct. 01, 2011
Maturity	Aug. 01, 2023
Maxeikositessera | Current loan agreement
Debt Instrument [Line Items]
Total	28,063	31,017
Commencement	Sep. 01, 2012
Maturity	Feb. 01, 2024
Maxenteka | Current loan agreement
Debt Instrument [Line Items]
Total	$ 28,500	$ 31,500
Commencement	Apr. 01, 2012
Maturity	Apr. 01, 2024